Note 10 - Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes
Note 10 - Investments

NOTE 10 - INVESTMENTS

During 2012, the Company invested in a housing project in the Republic of the Congo which would use our E-Box power storage device. $270,000 had been invested. Their interest has been recorded using the cost investment of accounting for investments. During the year ended December 31, 2014, the completion of this project has come into question. Due to this and other factors the Company has impaired the investments in full with a charge off of $762,000.

NOTE 10 - INVESTMENTS

During 2012, the Company invested in a housing project in the Republic of the Congo which would use our E-Box power storage device. $270,000 had been invested. Their interest has been recorded using the cost investment of accounting for investments. During the year ended December 31, 2014, the completion of this project has come into question. Due to this and other factors the Company has impaired the investments in full with a charge off of $762,000 .